Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Warrants
Note 6. Warrants
Preferred Share Warrants
Convertible Preferred Share Warrant Liability
Warrants to purchase shares of convertible preferred stock are classified as Other long term liabilities on the Condensed Consolidated Balance Sheets and are subject to remeasurement to fair value at each balance sheet date with changes in fair value recorded in Changes in fair value of financial instruments carried at fair value, net on the Condensed Consolidated Statements of Operations.
There were no convertible preferred share warrants issued in the six months ended June 30, 2023. The convertible preferred share warrants issued and outstanding as of June 30, 2023 and December 31, 2022 were 805,823 shares of
B-2
preferred warrants; 410,123 shares of
B-3
preferred warrants; and 1,493,015 shares of
B-4
preferred warrants.
Ordinary Share Warrants
Warrants were issued by the Company in connection with debt and equity capital raising transactions, as well as part of debt restructuring activities. The warrants may be exercised with respect to the warrant shares at any time, or from time to time, in whole or in part at any time on or prior to the expiration date, which is seven to ten years from the issuance date. The warrants will terminate on the earlier of the expiration date or change in control upon the effectiveness of the Company’s registration statement or upon the closing of a deemed liquidation event. If there is no change in control, the warrants without a stated expiration date never expire. On July 21, 2023, the Company merged into a subsidiary of SAM as part of an Internal Reorganization. The change in control resulted in the ordinary share warrants to be exercised and re-issued
(see Note 14.
Subsequent Events
).

On June 14, 2023, an ordinary warrant holder exercised 913,395 ordinary warrants with an exercise price of $0.01 per share. Total outstanding ordinary share warrants issued by the Company were 3,701,255 and 4,614,651 as of June 30, 2023 and December 31, 2022, respectively.

Note 10. Warrants
Preferred Share Warrants
Convertible Preferred Share Warrant Liability
Warrants to purchase shares of convertible preferred stock are classified as liabilities on the consolidated balance sheet at fair value upon issuance because the underlying shares of convertible preferred share are redeemable at the option of the holders upon the occurrence of certain deemed liquidation events considered not solely within the Company’s control, which may therefore obligate the Company to transfer assets at some point in the future. The convertible preferred share warrants are subject to remeasurement to fair value at each balance sheet date and any change in fair value is recognized as a component of other expense, net in the consolidated statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise of expiration of the warrants, or the completion of a deemed liquidation event. At that time, the convertible preferred share warrant liability will be reclassified into convertible preferred share or additional paid-in
capital, as applicable. The Company uses third party specialists to assist in the estimate of the fair value of these warrants, and these estimates could differ significantly in the future. The convertible preferred share warrant liabilities will increase or decrease each period based on the fluctuations of the fair value of the underlying security.

During 2022 and 2021, the Company did not issue any convertible preferred share warrants and recorded the following preferred warrant shares issued and outstanding: 805,823 shares of
B-2
preferred warrants; 410,123 shares of
B-3 preferred
warrants; and 1,493,015 shares of
B-4
preferred warrants. These warrants may be exercised at the price per share of $1.07 with respect to Warrant shares at any time prior to the expiration dates which are between end of 2023 to end of 2025 based on their effective dates. These warrants will terminate on the earlier of the seventh anniversary of their effective date, the closing date of the Company’s initial public offering pursuant to a public registration statement, or the closing of a deemed liquidation event.
The changes in carrying amounts of warrant liabilities for the years ended December 31, 2022 and 2021 were as follows
(in thousands)
:

	December 31,
	2022	2021
Warrant liabilities, beginning of the year	$9	$35
Change in fair value of warrants	42	(26)

Warrant liabilities, end of the year	$51	$9

Ordinary Share Warrants
Warrants were issued by the Company in connection with debt and equity capital raising transactions, as well as part of debt restructuring activities. The warrants may be exercised with respect to the warrant shares at any time, or from time to time, in whole or in part at any time on or prior to the expiration date, which is seven to ten years from the issuance date. The warrants will terminate the earlier of the expiration date or change in control due to the Company’s initial public offering pursuant to a public registration statement, or the closing of a deemed liquidation event. If there is no change in control, the warrants without a stated expiration date never expire. The warrants will terminate on the earlier of the expiration date or change in control upon effectiveness of the Company’s registration statement or upon the closing of a deemed liquidation event. If there is no change in control, the warrants without a stated expiration date never expire.
At December 31, 2022 and 2021, the Company had the following ordinary share warrants issued and outstanding
(in thousands, except share and per share data)
:

	Shares		Issuance Date	Exercise Price per Share	Expiration Date
Warrant Class	2022	2021
Ordinary share warrant	1,264,488	1,264,488	August 2016	$0.21	July 2025
Ordinary share warrant	1,982,802	1,982,802	May 2017	$0.01	May 2027
Ordinary share warrant	1,189,681	1,189,681	July 2017	$0.01	July 2027
Ordinary share warrant	2,399,570	2,399,570	February 2018	$0.01	February 2028
Ordinary share warrant	5,597,006	5,597,006	September 2018	$0.01	September 2028
Ordinary share warrant	1,742,784	1,742,784	December 2018	$0.01	Change in Control
Ordinary share warrant	23,515,057	23,515,057	December 2020	$0.01	Change in Control
Ordinary share warrant	45,322,638	45,322,638	February 2021	$0.01	Change in Control
Ordinary share warrant	364,955	364,955	March 2021	$0.01	March 2028
Ordinary share warrant	16,168,295	16,168,295	June 2021	$0.01	June 2031
Ordinary share warrant	621,534	—	February 2022	$0.01	February 2032
Ordinary share warrant	3,200,000	—	June 2022	$0.01	Change in Control

	103,368,810	99,547,276

During the year ended December 31, 2021, the Company issued warrants to purchase 364,955 ordinary shares at an exercise price of $0.01 per share to different individuals, as the part of the conversion of the debt in 2021, pursuant to the 2017 Convertible Note Purchase Agreement dated June 2, 2017. The fair value of the warrants as of issuance was $0.02 million using Level 3 fair value measurements. The ordinary share warrants remain unexercised as of December 31, 2022. (see Note 8,
Financing Arrangements
).
During 2021, the Company also issued warrants to purchase 16,168,295 ordinary shares at an exercise price of $0.01 per share to Partners for Growth V, L.P. (“PFG”) in conjunction with the amendment to the 2017 Term Notes. The fair value of the warrants as of issuance was $0.8 million using Level 3 fair value measurements. The ordinary share warrants remain unexercised as of December 31, 2022.
On February 15, 2022, the Company issued 621,534 ordinary shares at an exercise price of $0.01 per share in connection with the conversion of the 2017 Notes.
On June 10, 2022, the Company issued warrants to purchase 3,200,000 ordinary shares to Globe Capital Partners, LLC, in exchange for advisory services. The ordinary share warrants remain unexercised as of December 31, 2022.
The following is a summary of assumptions used in the Black-Scholes model to determine the fair value of warrants granted during the years ended December 31, 2022 and 2021:

	December 31,
	2022	2021
Risk-free interest rate	3.35%	1.49%
Expected term (in years)	5.8	2.0
Dividend yield	—	—
Expected volatility	159.9%	89.0%